Subsequent Events	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENTS

On each of April 9, 2014 and April 11, 2014, the Company entered into new commodity contracts with The Bank of Nova Scotia. The contracts are both fixed price oil swaps that will settle against the weighted average price per barrel of Argus Louisiana light sweet during the calculation period. The following table presents the terms of the contracts:

		Fixed Swap
	Volumes (Bbls)	Price	Production Period
Crude Oil—Argus Louisiana Light Sweet Fixed Price Swap	365,000	$100.00	May 2014	-	April 2015

On May 7, 2014, the Company’s wholly-owned subsidiary Viper Energy Partners LP (“Viper”) filed a registration statement on Form S-1 with the SEC in connection with its proposed initial public offering of limited partner interests. At or prior to the closing of this offering, the Company will contribute to Viper all of the equity interests in the Company’s wholly-owned subsidiary Viper Energy Partners, LLC (“Energy Partners”), in exchange for limited partner interests in Viper. Energy Partners’ assets currently consist of mineral interests underlying approximately 14,804 gross (12,687 net) acres in Midland County, Texas in the Permian Basin, approximately 50% of which are operated by us. Viper intends to distribute the net proceeds from the offering to the Company. A registration statement relating to these securities has been filed with the SEC but has not yet become effective. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective, and this report does not constitute an offer to sell or a solicitation of any offers to buy these securities.

SUBSEQUENT EVENTS
The Company entered into a definitive purchase agreement dated July 18, 2014 with unrelated third party sellers to acquire additional leasehold interests in Midland, Glasscock, Reagan and Upton Counties, Texas in the Permian Basin, for an aggregate purchase price of approximately $538.0 million, subject to certain adjustments. This transaction includes 16,773 gross (13,136 net) acres with a 78% working interest (approximately 75.1% net revenue interest). The proposed transaction is scheduled to close in early September 2014.
On July 25, 2014, the Company completed an underwritten public offering of 5,750,000 shares of common stock, which included 750,000 shares of common stock issued pursuant to an option to purchase additional shares granted to the underwriters. The stock was sold to the public at $87.00 per share and the Company received net proceeds of approximately $484.9 million from the sale of these shares of common stock, net of the underwriting discount and estimated offering expenses. The net proceeds from this offering will be used to partially fund the acquisition described above. To the extent the pending acquisition is not consummated, or the actual purchase price is less than the net proceeds from the offering, the Company intends to use the net proceeds from the offering to fund a portion of its exploration and development activities and for general corporate purposes, which may include leasehold interest and property acquisitions and working capital.
On July 25, 2014, the Company repaid all outstanding amounts under its credit agreement with Wells Fargo with a portion of the proceeds from its equity offering, pending reborrowing to fund a portion of the purchase price of the acquisition described above.
On July 8, 2014, the Partnership entered into a secured revolving credit agreement with Wells Fargo, as the administrative agent, sole book runner and lead arranger. The Partnership had outstanding borrowings of $50.0 million as of August 6, 2014. See Note—7 Debt for additional information.

SUBSEQUENT EVENTS

On January 2, 2014 the Company granted 79 performance awards with a combination of market and service vesting criteria and 79 restricted stock awards with service vesting criteria under the 2012 Plan. For the performance awards the Company will use an appropriate fair value model to determine the fair value on the date of grant of the performance stock awards, which is expensed over the applicable two year vesting period of these awards. For the restricted stock awards the Company will estimate the fair values of restricted stock awards as the closing price of the Company’s common stock on the grant date of the award, which is expensed over the applicable two year vesting period of these awards.

On January 28, 2014, the Company entered into a new commodity contract with JP Morgan Chase Bank, National Association. The derivative is a fixed price oil swap that will settle against the weighted average price per barrel of Argus Louisiana light sweet during the calculation period. The following table presents the terms of the contract:

		Fixed Swap
	Volumes (Bbls)	Price	Production Period
Crude Oil—Argus Louisiana Light Sweet Fixed Price Swap	365,000	$96.75	February 2014	-	January 2015

On February 19, 2014, the Company entered into a new commodity contract with Wells Fargo Bank, N. A. The derivative is a fixed price oil swap that will settle against the calendar month average price per barrel of Argus Louisiana light sweet during the calculation period. The following table presents the terms of the contract:

		Fixed Swap
	Volumes (Bbls)	Price	Production Period
Crude Oil—Argus Louisiana Light Sweet Fixed Price Swap	365,000	$100.60	March 2014	-	February 2015